Income Taxes - Schedule of Income Taxes Benefit (Details) (fuboTV Inc. Pre-Merger) (10-K) - USD ($) $ in Thousands	3 Months Ended				9 Months Ended		12 Months Ended
	Sep. 30, 2020	Mar. 31, 2020	Sep. 30, 2019	Mar. 31, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Total tax provision (benefit)	$ 16,071		$ 1,028		$ 20,589	$ 3,234
Fubo TV Pre-Merger [Member]
Income tax provision at federal statutory rate							$ (36,475)	$ (27,155)
State income taxes, net of federal benefit							7	12
Other non-deductible expense							276	309
Change in valuation allowance							36,205	26,836
Foreign rate differential							(4)	(4)
Law changes (federal effect)
Total tax provision (benefit)		$ (2)		$ (2)			$ 9	$ 2